Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Other Borrowings [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	2012		2011
	Weighted		Weighted
Amounts Maturing in Year Ending	Average		Average
December 31	Rate	Amount	Rate	Amount

2012	--%	$--	2.25%	$3,570
2013	0.64	2,168	0.75	2,168
2014	4.16	114	4.16	114
2015	4.49	616	4.49	616
2016	3.95	82	3.95	82
2017	3.95	85	3.95	85
Thereafter	3.95	44	3.95	44

Total	1.76%	$3,109	2.06%	$6,679